Accounts Payable And Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule Of Accounts Payable And Accrued Liabilities

	December 31,
(Thousands of dollars)	2014	2013
Trade accounts payable	$227,113	309,535
Excise taxes/withholdings payable	71,273	55,882
Accrued insurance obligations	19,280	17,032
Other	63,605	47,314
Accounts payable and accrued liabilities	$381,271	$429,763